COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease commitments under non-cancelable operating leases as of December 31, 2013 are as follows:
2014	$ 217
2015	78
2016	58
2017-2019	126
Total	479
Lease expense	$ 480	$ 462	$ 573